Restatement (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Changes and Error Corrections [Abstract]
Schedule of Impact of Restatement

Below we’ve presented the 2017 Financial Statements as previously reported with a reconciliation to the restated financials:

Summary of Restatement Consolidated Balance Sheet

	2017	Adjustments	2017
			As Restated
Assets
Current assets:
Cash and cash equivalents	$1,017,299	$—	$1,017,299
Accounts receivable, net	4,348,305	—	4,348,305
Prepaid expenses	468,336	—	468,336
Other current assets	300,898	—	300,898
Total current assets	6,134,838	—	6,134,838
Property and equipment, net	154,546	—	154,546
Goodwill	15,644,957	—	15,644,957
Intangible assets, net	1,642,760	—	1,642,760
Other assets	28,598	—	28,598
Total assets	$23,605,699	$—	$23,605,699

Liabilities and stockholders' equity
Current liabilities:
Accounts payable and accrued expenses	5,010,815	—	5,010,815
Debenture warrant liability	—	7,256,864	7,256,864
Leapfrog warrant liability	—	1,873,107	1,873,107
Derivative liability	—	2,026,031	2,026,031
Put liability	—	—	—
Total current liabilities	5,010,815	11,156,002	16,166,817
Secured convertible debentures, net	1,711,146	(186,554)	1,524,592
Total liabilities	6,721,961	10,969,448	17,691,409

Commitments and contingencies (Note 11)

Stockholders' equity:
Preferred stock, authorized 50,000,000 shares, $0.001 par value, no shares issued or outstanding at December 31, 2018 and 2017, respectively	—	—	—
Class A common stock, authorized 250,000,000 shares, $0.001 par value, 10,109,530 and 9,910,565 shares issued and outstanding at December 31, 2018 and 2017, respectively	9,911	—	9,911
Class B common stock, authorized 9,000,000 shares, $0.001 par value, no shares issued or outstanding at December 31, 2018 and 2017, respectively	—	—	—
Common stock to be issued	879,500	—	879,500
Additional paid in capital	37,143,033	(4,596,213)	32,546,820
Accumulated deficit	(21,148,706)	(6,373,235)	(27,521,941)
Total stockholders' equity	16,883,738	(10,969,448)	5,914,290
Total liabilities and stockholders' equity	$23,605,699	$—	$23,605,699

The adjustments to the consolidated balance sheet reflect the effect of adjusting certain warrants from equity reporting to liability reporting.

Summary of Restatement Consolidated Statement of Operations Adjustments

	2017	Adjustments	2017
			As Restated

Revenue	$23,348,714	$—	$23,348,714
Cost of revenue	9,328,893	—	9,328,893
Gross profit	14,019,821	—	14,019,821
Operating expense:
General, selling and administrative expense	17,016,789	—	17,016,789
Impairment of goodwill
Write off of non-compete agreement	468,750	—	468,750
Restructuring Costs	377,961	—	377,961
Operating expense	17,863,500	—	17,863,500
Loss from operations	(3,843,679)	—	(3,843,679)

Other income (expense):
Interest expense	(713,826)	(2,068,221)	(2,782,047)
Amortization of debt issuance costs	(2,101,377)	1,018,548	(1,082,829)
Total Interest Expense	(2,815,203)	(1,049,673)	(3,864,876)
Gain on sale of Assets
Accretion of beneficial conversion feature	—	(925,748)	(925,748)
Accretion of debenture discount and warrants	—	(263,648)	(263,648)
Change in Fair Value of Warrant Liability	—	(4,134,166)	(4,134,166)
Other non-operating income / (expense)	—	(5,323,562)	(5,323,562)
Total other income / (expense)	(2,815,203)	(6,373,235)	(9,188,438)
Income / (Loss) before provision for income taxes	(6,658,882)	(6,373,235)	(13,032,117)

Provision for income taxes	—	—	—
Net income / (loss)	$(6,658,882)	$(6,373,235)	$(13,032,117)

Net income / (loss) per share, basic and diluted	$(0.81)	(0.77)	$(1.58)

Weighted average shares outstanding
Basic	8,253,851	8,253,851	8,253,851
Diluted	8,253,851	8,253,851	8,253,851